NON-WHOLLY OWNED SUBSIDIARIES - Summarized Statement of Financial Position (Details) - USD ($) $ in Millions		12 Months Ended
	Jan. 14, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current Assets		$ 5,841	$ 2,276	$ 1,512
Non-Current Assets		50,467	34,304	27,965
Current Liabilities		5,439	2,417	1,564
Non-Current Liabilities		28,692	19,495	14,439
Disposal of investments in associates and joint ventures		135	1,289	$ 0
Non-Wholly Owned Subsidiaries
Disclosure of subsidiaries [line items]
Current Assets		5,723	2,188
Non-Current Assets		43,406	27,349
Current Liabilities		5,265	2,325
Non-Current Liabilities		27,184	17,878
Non-Controlling Interest in Operating Subsidiaries		14,113	7,305
Partnership Capital		2,567	2,029
U.K. regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		159	131
Non-Current Assets		4,653	3,844
Current Liabilities		294	248
Non-Current Liabilities		2,888	2,452
Non-Controlling Interest in Operating Subsidiaries		318	247
Partnership Capital		1,312	1,028
Australian regulated terminal operation
Disclosure of subsidiaries [line items]
Current Assets		139	34
Non-Current Assets		1,994	2,074
Current Liabilities		347	27
Non-Current Liabilities		1,688	1,943
Non-Controlling Interest in Operating Subsidiaries		34	45
Partnership Capital		64	93
Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Current Assets		759	51
Non-Current Assets		0	708
Current Liabilities		427	32
Non-Current Liabilities		0	396
Non-Controlling Interest in Operating Subsidiaries		274	273
Partnership Capital		58	58
Brazilian regulated gas transmission operation
Disclosure of subsidiaries [line items]
Current Assets		435	310
Non-Current Assets		4,606	4,955
Current Liabilities		199	106
Non-Current Liabilities		3,195	3,185
Non-Controlling Interest in Operating Subsidiaries		1,305	1,540
Partnership Capital		342	434
Colombian natural gas distribution operation
Disclosure of subsidiaries [line items]
Current Assets		214	230
Non-Current Assets		1,166	1,149
Current Liabilities		299	235
Non-Current Liabilities		314	374
Non-Controlling Interest in Operating Subsidiaries		684	691
Partnership Capital		83	79
Brazilian electricity transmission operation
Disclosure of subsidiaries [line items]
Current Assets		21
Non-Current Assets		401
Current Liabilities		12
Non-Current Liabilities		252
Non-Controlling Interest in Operating Subsidiaries		110
Partnership Capital		48
North American rail operation
Disclosure of subsidiaries [line items]
Current Assets		2,150
Non-Current Assets		9,392
Current Liabilities		1,409
Non-Current Liabilities		4,889
Non-Controlling Interest in Operating Subsidiaries		4,747
Partnership Capital		497
U.K. ports operation
Disclosure of subsidiaries [line items]
Current Assets		47	48
Non-Current Assets		934	847
Current Liabilities		78	71
Non-Current Liabilities		370	347
Non-Controlling Interest in Operating Subsidiaries		218	195
Partnership Capital		315	282
Australian port operation
Disclosure of subsidiaries [line items]
Current Assets		126	141
Non-Current Assets		927	593
Current Liabilities		124	239
Non-Current Liabilities		488	59
Non-Controlling Interest in Operating Subsidiaries		317	319
Partnership Capital		124	117
Chilean toll roads
Disclosure of subsidiaries [line items]
Current Assets		95	82
Non-Current Assets		821	940
Current Liabilities		67	59
Non-Current Liabilities		1,112	862
Non-Controlling Interest in Operating Subsidiaries		(320)	43
Partnership Capital		57	58
Peruvian toll roads
Disclosure of subsidiaries [line items]
Current Assets		122	104
Non-Current Assets		1,337	1,308
Current Liabilities		19	20
Non-Current Liabilities		683	654
Non-Controlling Interest in Operating Subsidiaries		638	622
Partnership Capital		119	116
Indian toll roads
Disclosure of subsidiaries [line items]
Current Assets		75	90
Non-Current Assets		868	975
Current Liabilities		83	65
Non-Current Liabilities		570	667
Non-Controlling Interest in Operating Subsidiaries		203	229
Partnership Capital		87	104
North American gas storage operation
Disclosure of subsidiaries [line items]
Current Assets		200	281
Non-Current Assets		1,449	1,273
Current Liabilities		112	155
Non-Current Liabilities		661	566
Non-Controlling Interest in Operating Subsidiaries		543	515
Partnership Capital		333	318
Canadian district energy operation
Disclosure of subsidiaries [line items]
Current Assets		29	25
Non-Current Assets		974	754
Current Liabilities		47	32
Non-Current Liabilities		506	387
Non-Controlling Interest in Operating Subsidiaries		337	269
Partnership Capital		113	91
U.S. district energy operation
Disclosure of subsidiaries [line items]
Current Assets		37	42
Non-Current Assets		964	834
Current Liabilities		41	26
Non-Current Liabilities		747	681
Non-Controlling Interest in Operating Subsidiaries		118	90
Partnership Capital		95	79
Western Canadian natural gas gathering and processing operation
Disclosure of subsidiaries [line items]
Current Assets		119	86
Non-Current Assets		3,721	2,069
Current Liabilities		147	84
Non-Current Liabilities		1,845	1,161
Non-Controlling Interest in Operating Subsidiaries		1,320	650
Partnership Capital		528	260
North American residential energy infrastructure operation
Disclosure of subsidiaries [line items]
Current Assets		171	196
Non-Current Assets		3,997	3,647
Current Liabilities		337	152
Non-Current Liabilities		1,925	1,551
Non-Controlling Interest in Operating Subsidiaries		1,341	1,506
Partnership Capital		565	634
Indian natural gas operations
Disclosure of subsidiaries [line items]
Current Assets		155
Non-Current Assets		2,272
Current Liabilities		181
Non-Current Liabilities		910
Non-Controlling Interest in Operating Subsidiaries		1,157
Partnership Capital		179
U.S. data center operation
Disclosure of subsidiaries [line items]
Current Assets		105	17
Non-Current Assets		1,665	1,131
Current Liabilities		112	438
Non-Current Liabilities		1,130	562
Non-Controlling Interest in Operating Subsidiaries		376	(12)
Partnership Capital		152	160
Australian Data Center Operation
Disclosure of subsidiaries [line items]
Current Assets		10
Non-Current Assets		280
Current Liabilities		5
Non-Current Liabilities		112
Non-Controlling Interest in Operating Subsidiaries		124
Partnership Capital		49
U.K. telecom towers operation
Disclosure of subsidiaries [line items]
Current Assets		26
Non-Current Assets		874
Current Liabilities		190
Non-Current Liabilities		419
Non-Controlling Interest in Operating Subsidiaries		219
Partnership Capital		72
Holding LP and other
Disclosure of subsidiaries [line items]
Current Assets		529	320
Non-Current Assets		111	248
Current Liabilities		735	336
Non-Current Liabilities		2,480	2,031
Non-Controlling Interest in Operating Subsidiaries		50	83
Partnership Capital		$ (2,625)	$ (1,882)
Classification of assets as held for sale | Colombian regulated distribution operation
Disclosure of subsidiaries [line items]
Ownership and voting Interest	17.00%
Disposal of investments in associates and joint ventures	$ 90